INVESTMENTS AND OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Investments and other financial assets [Abstract]
Disclosure of investments

	At December 31,
	2017	2016
	(€ thousand)
Investments accounted for using the equity method	23,340	20,948
Delta Topco option	—	11,967
Other securities and financial assets	6,698	1,020
Total investments and other financial assets	30,038	33,935
Changes in the investments accounted for using the equity method during the years ended December 31, 2017 and 2016 were as follows:

(€ thousand)
Balance at January 1, 2016	—
Change in scope of consolidation	18,542
Fair value measurement of interest retained by the Group	1,489
Proportionate share of net profit for the period from November 7 to December 31, 2016	917
Balance at December 31, 2016	20,948
Proportionate share of net profit for the year ended December 31, 2017	2,437
Proportionate share of remeasurement of defined benefit plans	(45)
Balance at December 31, 2017	23,340
Summarized financial information relating to FFS GmbH at and for the years ended December 31, 2017 and 2016 were as follows:

	At December 31,
	2017	2016
	(€ thousand)
Assets
Intangible assets	647	1,133
Property, plant and equipment	66	119
Deferred tax assets	1,977	2,736
Total non-current assets	2,690	3,988
Inventories	259	412
Trade receivables	1,461	472
Receivables from financing activities	493,985	463,108
Other current assets	8,292	3,543
Cash and cash equivalents	8,109	29,087
Total current assets	512,106	496,622
Total assets	514,796	500,610

Equity and liabilities
Equity	44,705	39,921
Non-current liabilities and provisions	8,903	7,920
Debt	457,787	447,272
Trade payables	457	123
Other liabilities	2,944	5,374
Total equity and liabilities	514,796	500,610

	For the year ended December 31,
	2017	2016
	(€ thousand)
Net revenues	26,505	27,471
Cost of sales	11,525	9,563
Selling, general and administrative costs	8,173	8,432
Other expenses, net	245	180
Profit before taxes	6,562	9,296
Income tax expense	1,689	2,070
Net profit	4,873	7,226